Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (606,632)	$ (655,479)	$ (681,909)
Effects of profit and loss	136,171	50,163	78,697
Other comprehensive income	(18,343)	(1,313)	(52,267)
Ending Balance	(488,804)	(606,632)	(655,479)
Trade accounts receivable [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,204)	(881)	(1,169)
Effects of profit and loss	2,935	4,818	(3,525)
Other comprehensive income	(1,731)	(5,141)	3,813
Ending Balance		(1,204)	(881)
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(27,644)	(75,262)	(76,881)
Effects of profit and loss	83,377	23,925	32,937
Other comprehensive income	(58,894)	23,693	(31,318)
Ending Balance	(3,161)	(27,644)	(75,262)
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,702)	(1,731)	(1,712)
Effects of profit and loss	101	102	107
Other comprehensive income	140	(73)	(126)
Ending Balance	(1,461)	(1,702)	(1,731)
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(618,567)	(590,401)	(615,751)
Effects of profit and loss	48,546	48,921	51,834
Other comprehensive income	41,264	(77,087)	(26,484)
Ending Balance	(528,757)	(618,567)	(590,401)
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	42,485	12,796	13,604
Effects of profit and loss	1,212	(27,603)	(2,656)
Other comprehensive income	878	57,295	1,848
Ending Balance	$ 44,575	$ 42,485	$ 12,796